Operating lease agreements (Schedule of Rent Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Minimum rentals	$ 136,328	$ 138,496	$ 122,726
Contingent rentals based on sales	48,516	64,720	51,727
Total rent expense	$ 184,844	$ 203,216	$ 174,453